Fair Value Disclosures on Financial Instruments	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures on Financial Instruments
Fair Value Disclosures on Financial Instruments

(F.2) Fair Value Disclosures on Financial Instruments

y Level Transfers

It is our policy that transfers between the different levels of the fair value hierarchy are deemed to have occurred at the beginning of the period of the event or change in circumstances that caused the transfer.

Fair Value of Financial Instruments

We use various types of financial instruments in the ordinary course of business, which are classified as either amortized cost (AC), fair value through other comprehensive income (FVOCI), or fair value through profit or loss (FVTPL). For those financial instruments measured at fair value or for which fair value must be disclosed, we have categorized the financial instruments into a three-level fair value hierarchy depending on the inputs used to determine fair value and their significance for the valuation techniques.

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2024
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		9,609
Cash at banks[1]	AC	3,962	3,962
Time deposits[1]	AC	1,656	1,656
Money market and similar funds	FVTPL	3,991		3,991	3,991			3,991
Trade and other receivables		6,983
Trade receivables[1]	AC	6,231	6,231
Other receivables[2]	—	752
Other financial assets		8,770
Debt securities	AC	53	53		53			53
Debt securities	FVOCI	74		74	74			74
Equity securities	FVTPL	6,401		6,401	135		6,266	6,401
Investments in associates[2]	—	144
Time deposits[1]	AC	1,418	1,418
Financial instruments related to employee benefit plans[2]	—	287
Loans and other financial receivables	AC	329	329			329		329
Derivative assets
Designated as hedging instrument
FX forward contracts	—	12		12		12		12
Not designated as hedging instrument
FX forward contracts	FVTPL	51		51		51		51
Liabilities
Trade and other payables		-2,000
Trade payables[1]	AC	-1,178	-1,178
Other payables[2]	—	-823
Financial liabilities		-11,446
Non-derivative financial liabilities
Loans[1]	AC	-2,250	-2,250
Bonds	AC	-6,090	-6,090		-6,286			-6,286
Private placements	AC	-99	-99			-94		-94
Lease liabilities[3]		-1,715	-1,715
Commercial Paper	AC	-498	-498			-498		-498
Other non-derivative financial liabilities	AC	-270	-270			-270		-270
Derivative liabilities
Designated as hedging instrument
FX forward contracts	—	-32		-32		-32		-32
Interest rate swaps	—	-408		-408		-408		-408
Not designated as hedging instrument
FX forward contracts	FVTPL	-85		-85		-85		-85
Total financial instruments, net		11,916	1,550	10,004	-2,032	-995	6,266	3,238

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2023
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		8,124
Cash at banks[1]	AC	3,369	3,369
Time deposits[1]	AC	2,277	2,277
Money market and similar funds	FVTPL	2,478		2,478	2,478			2,478
Trade and other receivables		6,525
Trade receivables[1]	AC	5,775	5,775
Trade receivables[1]	FVOCI	122		122		122
Other receivables[2]	—	628
Other financial assets		8,887
Debt securities	AC	129	129		129			129
Equity securities	FVTPL	4,967		4,967	156	0	4,811	4,967
Investments in associates[2]	—	135
Time deposits	AC	3,021	3,021			3,021		3,021
Financial instruments related to employee benefit plans[2]	—	244
Loans and other financial receivables	AC	300	300			300		300
Derivative assets
Designated as hedging instrument
FX forward contracts	—	33		33		33		33
Not designated as hedging instrument
FX forward contracts	FVTPL	52		52		52		52
Call option on equity shares	FVTPL	5		5			5	5
Liabilities
Trade and other payables	—	1,822
Trade payables[1]	AC	-1,022	-1,022
Other payables[2]	—	-800
Financial liabilities		-9,676
Non-derivative financial liabilities
Bonds	AC	-6,780	-6,780		-7,005	0		-7,005
Private placements	AC	-388	-388			-374		-374
Lease liabilities[3]	—	-1,621	-1,621
Other non-derivative financial liabilities	AC	-263	-263			-263		-263
Derivative liabilities
Designated as hedging instrument
FX forward contracts	—	-20		-20		-20		-20
Interest rate swaps	—	-537		-537		-537		-537
Not designated as hedging instrument
FX forward contracts	FVTPL	-66		-66		-66		-66
Total financial instruments, net		12,038	4,798	7,034	-4,242	2,268	4,816	2,720

1 We do not separately disclose the fair value for cash and cash equivalents, trade receivables, and accounts payable as their carrying amounts are a reasonable approximation of their fair values.

[2] Since the line items Trade receivables, Trade payables, and Other financial assets contain both financial and non-financial assets or liabilities (such as other taxes or advance payments), the carrying amounts of non-financial assets or liabilities are shown to allow a reconciliation to the corresponding line items in the Consolidated Statements of Financial Position.

[3] For lease liabilities, separate disclosure of fair value is not required.

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2024
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	10,443		10,443
At fair value through other comprehensive income	FVOCI	74		74
At amortized cost	AC	13,649	13,649
Financial liabilities
At fair value through profit or loss	FVTPL	-85		-85
At amortized cost	AC	-10,385	-10,385

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2023
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	7,502		7,502
At fair value through other comprehensive income	FVOCI	122		122
At amortized cost	AC	14,873	14,873
Financial liabilities
At fair value through profit or loss	FVTPL	-66		-66
At amortized cost	AC	-8,454	-8,454

Determination of Fair Values

A description of the valuation techniques and the inputs used in the fair value measurement is given below:

Financial Instruments Measured at Fair Value on a Recurring Basis

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement
Other financial assets
Money-market and similar funds	Level 1	Quoted prices in an active market	NA	NA
Debt securities	Level 1	Quoted prices in an active market	NA	NA
Listed equity securities	Level 1	Quoted prices in an active market	NA	NA
Unlisted equity securities	Level 3	Market approach. Comparable company valuation using revenue multiples derived from companies comparable to the investee.	Peer companies used (revenue multiples range from 1.5 to 24.0) Revenues of investees Discounts for lack of marketability (5% to 39%)	The estimated fair value would increase (decrease) if: -The revenue multiples were higher (lower) -The investees’ revenues were higher (lower) -The liquidity discounts were lower (higher)

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

- Nature and selection of financing rounds

- Weighting of financings rounds

- Discounts for lack of marketability

- Weighting of equity allocation method such as option pricing model and common stock equivalent model

- Volatility assumptions

- Estimated time to exit

- Imminent exit value

The estimated fair value would increase (decrease) if:

- Different financing rounds are selected

- Weighting of financing rounds changes

-Weighting of the applied equity allocation methods changes

- Volatility assumptions were higher (lower)

- Estimated time to exit increases (decreases)

- The imminent exit value increases (decreases)

		Last financing round valuations	Nature and pricing indication of latest financing round

The estimated fair value would increase (decrease) if:

-Price of latest financing round would increase (decrease)

- the overall company value would be higher (lower)

- the respective analyzed share class would be affected by this change due to its rights and preferences

		Net asset value/fair market value as reported by the respective funds	Net asset value calculations of the respective funds	The estimated fair value would increase (decrease) if: Reported net asset value of respective fund would be higher (lower)
Call option on equity shares	Level 3

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

			NA	NA
Other financial assets/ Financial liabilities
FX forward contracts	Level 2

Discounted cash flow using par method. Expected future cash flows based on forward exchange rates are discounted over the respective remaining term of the contracts using the respective deposit interest rates and spot rates.

			NA	NA
Interest rate swaps	Level 2

Discounted cash flow. Expected future cash flows are estimated based on forward interest rates from observable yield curves and contract interest rates, discounted at a rate that reflects the credit risk of the counterparty.

			NA	NA

Financial Instruments Not Measured at Fair Value

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique
Financial liabilities
Fixed-rate bonds (financial liabilities)	Level 1	Quoted prices in an active market
Fixed-rate private placements/ loans (financial liabilities)	Level 2	Discounted cash flows Future cash outflows for fixed interest and principal are discounted over the term of the respective contracts using the market interest rates as at the reporting date.

For other non-derivative financial assets/liabilities and variable rate financial debt, it is assumed that their carrying value reasonably approximates their fair values.

Transfers Between Levels 1 and 2

Transfers of equity securities from Level 2 to Level 1, which occurred because disposal restrictions lapsed and deducting a discount for such restriction was no longer necessary, did not take place in 2024 and in 2023 (2022: €93 million), while transfers from Level 1 to Level 2 did not occur at all.

Level 3 Fair Value Disclosures

The following table shows the reconciliation of fair values from the opening to the closing balances for our unlisted equity securities and call options on equity shares, as well as the deal contingent forward from our net investment hedge classified as Level 3 fair values:

Reconciliation of Level 3 Fair Values

€ millions	2024		2023
		Unlisted Equity Securities
	Unlisted Equity Securities	and Call Options on	Deal Contingent Forward
		Equity Shares
1/1	4,817	4,883	0
Transfers
Into Level 3	7	9
Out of Level 3	-2	-8
Purchases	773	417
Sales	-132	-101
Settlements			91
Gains/losses
Included in financial income, net	481	-219	-106
Included in exchange differences in other comprehensive income	325	-164	15
12/31	6,269	4,817	0
Change in unrealized gains/losses in profit or loss for equity investments held at the end of the reporting period	674	532	0

Transfers out of Level 3 are due to initial public offerings of the respective investees or distributions in kind in the form of listed investees. Changing the unobservable inputs to reflect reasonably possible alternative assumptions would not have a material impact on the fair values of our unlisted equity securities held as FVTPL as at the reporting date.